Information on how numbers were calculated (Details 13) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information On How Numbers Were Calculated Details 8Abstract
Deposits held in U.S. dollars	€ 27,803,153	€ 32,918,604
Total	27,803,153	32,918,604
Cash held in euro	1,211,478	21,719,699
Cash held in U.S. dollars	4,116,649	747,937
Total	5,328,127	22,467,636
Total cash and cash equivalents	€ 33,131,280	€ 55,386,240	€ 123,281,888	€ 29,116,737